Lease (Tables)	12 Months Ended
Sep. 30, 2025
Lease
Schedule of Operating lease liabilities

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of September 30,
	2024	2025

Operating lease right-of-use assets	$343	$89

Lease liabilities – current	530	301
Lease liabilities – non-current	42	36
Total operating lease liabilities	$572	$337

Schedule components of operation lease expenses

The components of operating lease expense were as follows:

	For the years ended September 30,
	2023	2024	2025

Operating lease expense	$96	$229	$231
Short-term lease expense	1	5	18
Total lease expense	$97	$234	$249

Schedule of remaining lease term discount	Remaining lease term and discount rate:
	As of September 30,
	2024	2025

Weighted average remaining lease term (years)	0.72	1.83
Weighted average discount rate	3.63%	3.50%

Schedule of future minimum payments for operating leases

The following was a schedule of future minimum payments under the Company’s operating leases as of September 30, 2025:

For the fiscal years ended September 30,	Amount
2026	$299
2027	40
Thereafter	-
Total lease payments	339
Less: imputed interest	(2)
Present value of lease liabilities	$337